Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based on:
Year (1) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(2)(3)(4) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return(5) (g)	Net Income (GAAP) (6) (h)	Operating Earnings (6)(7) (i)
2024	$9,264,023	$11,135,722	$1,954,195	$2,286,337	$156.87	$156.71	$117	$165
2023	$5,794,256	$1,989,593	$1,266,373	$412,195	$134.36	$154.31	$239	$296
2022	$6,885,881	$6,957,044	$1,787,456	$1,756,329	$121.90	$127.96	$458	$610
2021	$6,752,188	$11,257,776	$1,878,416	$2,951,458	$138.33	$155.22	$405	$532
2020	$5,083,611	$3,644,917	$1,513,183	$1,159,134	$105.18	$116.52	$212	$300

(1)
The CEO in all five reporting years is Mark B. Rourke. The NEOs in the 2024 reporting year are Darrell Campbell, Shaleen Devgun, James A. Filter, and Robert M. Reich. The NEOs in the 2023 reporting year are Darrell Campbell, Shaleen Devgun, James A. Filter, Robert M. Reich, and Stephen L. Bruffett. The NEOs in the 2022 reporting year are Stephen L. Bruffett, Shaleen Devgun, Thomas G. Jackson, and Robert M. Reich. The NEOs in the 2021 reporting year are Stephen L. Bruffett, David L. Geyer, Shaleen Devgun, and Thomas G. Jackson. The NEOs in the 2020 reporting year are Stephen L. Bruffett, David L. Geyer, Shaleen Devgun, and Thomas G. Jackson.

(2)
SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such it is not included in the below table. The following table details the applicable adjustments that were made to determine CAP.

	Subtract Stock Award Value as reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Covered Year-End (as Compared to Prior Year- End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Vesting Date (as Compared to Prior Year- End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Add Change in Value of Dividends Accrued	Subtract Prior Year- End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year	Total Value of Equity for CAP
PEO
2024	$(7,826,878)	$9,860,029	$463,473	$(756,784)	$131,860	—	$9,698,577
2023	$(4,703,533)	$1,569,705	$(1,204,169)	$453,389	$79,945	—	$898,869
2022	$(4,404,255)	$3,879,453	$991,183	$(568,661)	$173,443	—	$4,475,418
2021	$(3,744,805)	$4,678,511	$3,032,155	$307,725	$232,002	—	$8,250,393
2020	$(2,900,009)	$2,661,424	$(1,323,076)	$(189,815)	$312,782	—	$1,461,315
Average Non-PEO NEO
2024	$(1,269,123)	$1,598,622	$63,164	$(82,529)	$22,008	$—	$1,601,264
2023	$(766,663)	$206,114	$(91,691)	$65,954	$5,779	$(273,671)	$(87,515)
2022	$(776,820)	$684,450	$148,922	$(119,239)	$31,559	—	$745,693
2021	$(756,014)	$949,705	$731,558	$94,194	$53,600	—	$1,829,056
2020	$(656,264)	$602,272	$(350,870)	$(46,019)	$96,832	—	$302,216

(3)
The fair value of performance shares/units reporting for CAP purposes in columns (c) and (e) assumes estimated performance results as of the end of each fiscal year for internal metrics (i.e., EBT & ROC) and Monte Carlo simulation valuation model for market metrics (i.e., TSR vs. performance peer group), in accordance with FASB ASC 718. Performance share/units will ultimately vest based on measured performance through the end of the three-year performance period for all metrics.

(4)
The fair value of stock option awards reporting for CAP purposes in columns (c) and (e) was determined using the Black-Scholes option pricing model using materially the same assumptions as disclosed at the initial grant.

(5)
Reflects the total shareholder return indexed to $100 per share for the Dow Jones Transportation Index, which is the industry peer group reported in our 2024 Form 10-K. See page [38] for the TSR measurement periods used for each fiscal year.

(6)
Values shown are in millions.

(7)
Updated naming from EBIT to Operating Earnings for 2023; actual metric is the same. In 2024, our Compensation Committee approved, consistent with pre-approved guidelines, an adjustment to 1H Operating Earnings performance to exclude the negative effect of $6.4M in charges related to an immaterial out-of-period adjustment from 2023. In 2023, no adjustments were made to the Annual Incentive Plan’s Operating Earnings performance. The results are consistent with the Income from Operations provided in the Company’s financials. The adjustments made for 2020-2022 are as described in the corresponding proxy filings.

Company Selected Measure Name	Operating Earnings
Named Executive Officers, Footnote
(1)
The CEO in all five reporting years is Mark B. Rourke. The NEOs in the 2024 reporting year are Darrell Campbell, Shaleen Devgun, James A. Filter, and Robert M. Reich. The NEOs in the 2023 reporting year are Darrell Campbell, Shaleen Devgun, James A. Filter, Robert M. Reich, and Stephen L. Bruffett. The NEOs in the 2022 reporting year are Stephen L. Bruffett, Shaleen Devgun, Thomas G. Jackson, and Robert M. Reich. The NEOs in the 2021 reporting year are Stephen L. Bruffett, David L. Geyer, Shaleen Devgun, and Thomas G. Jackson. The NEOs in the 2020 reporting year are Stephen L. Bruffett, David L. Geyer, Shaleen Devgun, and Thomas G. Jackson.

Peer Group Issuers, Footnote
(5)
Reflects the total shareholder return indexed to $100 per share for the Dow Jones Transportation Index, which is the industry peer group reported in our 2024 Form 10-K. See page [38] for the TSR measurement periods used for each fiscal year.

PEO Total Compensation Amount	$ 9,264,023	$ 5,794,256	$ 6,885,881	$ 6,752,188	$ 5,083,611
PEO Actually Paid Compensation Amount	$ 11,135,722	1,989,593	6,957,044	11,257,776	3,644,917
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such it is not included in the below table. The following table details the applicable adjustments that were made to determine CAP.

	Subtract Stock Award Value as reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Covered Year-End (as Compared to Prior Year- End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Vesting Date (as Compared to Prior Year- End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Add Change in Value of Dividends Accrued	Subtract Prior Year- End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year	Total Value of Equity for CAP
PEO
2024	$(7,826,878)	$9,860,029	$463,473	$(756,784)	$131,860	—	$9,698,577
2023	$(4,703,533)	$1,569,705	$(1,204,169)	$453,389	$79,945	—	$898,869
2022	$(4,404,255)	$3,879,453	$991,183	$(568,661)	$173,443	—	$4,475,418
2021	$(3,744,805)	$4,678,511	$3,032,155	$307,725	$232,002	—	$8,250,393
2020	$(2,900,009)	$2,661,424	$(1,323,076)	$(189,815)	$312,782	—	$1,461,315
Average Non-PEO NEO
2024	$(1,269,123)	$1,598,622	$63,164	$(82,529)	$22,008	$—	$1,601,264
2023	$(766,663)	$206,114	$(91,691)	$65,954	$5,779	$(273,671)	$(87,515)
2022	$(776,820)	$684,450	$148,922	$(119,239)	$31,559	—	$745,693
2021	$(756,014)	$949,705	$731,558	$94,194	$53,600	—	$1,829,056
2020	$(656,264)	$602,272	$(350,870)	$(46,019)	$96,832	—	$302,216

Non-PEO NEO Average Total Compensation Amount	$ 1,954,195	1,266,373	1,787,456	1,878,416	1,513,183
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,286,337	412,195	1,756,329	2,951,458	1,159,134
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such it is not included in the below table. The following table details the applicable adjustments that were made to determine CAP.

	Subtract Stock Award Value as reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Covered Year-End (as Compared to Prior Year- End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Vesting Date (as Compared to Prior Year- End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Add Change in Value of Dividends Accrued	Subtract Prior Year- End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year	Total Value of Equity for CAP
PEO
2024	$(7,826,878)	$9,860,029	$463,473	$(756,784)	$131,860	—	$9,698,577
2023	$(4,703,533)	$1,569,705	$(1,204,169)	$453,389	$79,945	—	$898,869
2022	$(4,404,255)	$3,879,453	$991,183	$(568,661)	$173,443	—	$4,475,418
2021	$(3,744,805)	$4,678,511	$3,032,155	$307,725	$232,002	—	$8,250,393
2020	$(2,900,009)	$2,661,424	$(1,323,076)	$(189,815)	$312,782	—	$1,461,315
Average Non-PEO NEO
2024	$(1,269,123)	$1,598,622	$63,164	$(82,529)	$22,008	$—	$1,601,264
2023	$(766,663)	$206,114	$(91,691)	$65,954	$5,779	$(273,671)	$(87,515)
2022	$(776,820)	$684,450	$148,922	$(119,239)	$31,559	—	$745,693
2021	$(756,014)	$949,705	$731,558	$94,194	$53,600	—	$1,829,056
2020	$(656,264)	$602,272	$(350,870)	$(46,019)	$96,832	—	$302,216

Tabular List, Table
Most Important Metrics Used for Linking Pay and Performance:
The list below shows the most important metrics used by the Committee to link CAP to Company performance.
Operating Earnings*(1)
*We consider Operating Earnings to be the most important financial measure used to link pay with performance in 2024 because it (1) determines 100% and 80% of the annual cash incentive award payout for the PEO and other NEOs, respectively, (2) is highly correlated to EBT and ROC performance, which are used in the performance share/units program, and (3) is a key metric of focus for investors and therefore highly correlated to stock price performance.

Earnings Before Taxes (EBT)
Return on Capital (ROC)
Relative TSR

(1)
Updated from EBIT to Operating Earnings in 2023.

Total Shareholder Return Amount	$ 156.87	134.36	121.9	138.33	105.18
Peer Group Total Shareholder Return Amount	156.71	154.31	127.96	155.22	116.52
Net Income (Loss)	$ 117	$ 239	$ 458	$ 405	$ 212
Company Selected Measure Amount	165	296	610	532	300
PEO Name	Mark B. Rourke
Operating Income (Loss)	$ (6,400,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Earnings
Non-GAAP Measure Description
(7)
Updated naming from EBIT to Operating Earnings for 2023; actual metric is the same. In 2024, our Compensation Committee approved, consistent with pre-approved guidelines, an adjustment to 1H Operating Earnings performance to exclude the negative effect of $6.4M in charges related to an immaterial out-of-period adjustment from 2023. In 2023, no adjustments were made to the Annual Incentive Plan’s Operating Earnings performance. The results are consistent with the Income from Operations provided in the Company’s financials. The adjustments made for 2020-2022 are as described in the corresponding proxy filings.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Before Taxes (EBT)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital (ROC)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,826,878)	$ (4,703,533)	$ (4,404,255)	$ (3,744,805)	$ (2,900,009)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,698,577	898,869	4,475,418	8,250,393	1,461,315
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,860,029	1,569,705	3,879,453	4,678,511	2,661,424
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,473	(1,204,169)	991,183	3,032,155	(1,323,076)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(756,784)	453,389	(568,661)	307,725	(189,815)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,860	79,945	173,443	232,002	312,782
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,269,123)	(766,663)	(776,820)	(756,014)	(656,264)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,601,264	(87,515)	745,693	1,829,056	302,216
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,598,622	206,114	684,450	949,705	602,272
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,164	(91,691)	148,922	731,558	(350,870)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,529)	65,954	(119,239)	94,194	(46,019)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(273,671)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 22,008	$ 5,779	$ 31,559	$ 53,600	$ 96,832